Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

April 20, 2012

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Prospectus for the Administrative Class shares of the PIMCO Global Diversified Allocation Portfolio and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 55, which was filed on April 18, 2012, and (ii) the text of Post-Effective Amendment No. 55 was filed electronically on April 18, 2012.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

cc:	J. Stephen King, Jr.

Dino Capasso

Ryan Leshaw

Brendan C. Fox